(3) Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income taxes, tax years open for IRS audit	2016 2016 2018
Short term notes	$ 13,500		$ 13,500	$ 8,500
Accrued liabilities	$ 64,465		$ 39,479	$ 2,455
Global Boatworks, LLC [Member]
Income taxes, tax years open for IRS audit		2016 2016 2018